Inventories	12 Months Ended
Dec. 31, 2011
Inventories [Abstract]
Inventories
7.	INVENTORIES

Inventories consisted of the following:

December 31,	2011	2010
Finished goods	$242.7	$237.4
Work in progress	32.8	29.0
Raw materials and supplies	98.8	83.6

Total inventories	$374.3	$350.0